AB Municipal Income Fund II

AB Ohio Portfolio

Portfolio of Investments

August 31, 2022 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 106.5%
Long-Term Municipal Bonds – 106.5%
Ohio – 93.3%
Akron Bath Copley Joint Township Hospital District (Summa Health System Obligated Group) Series 2020 4.00%, 11/15/2035	$1,000	$945,563
American Municipal Power, Inc. Series 2016-A 5.00%, 02/15/2034	2,000	2,109,330
Series 2019 4.00%, 02/15/2039	1,000	973,817
Buckeye Tobacco Settlement Financing Authority Series 2020-B 5.00%, 06/01/2055	1,245	1,183,983
City of Chillicothe OH (Adena Health System Obligated Group) Series 2017 4.00%, 12/01/2042	505	465,329
5.00%, 12/01/2037	1,700	1,776,481
City of Cleveland OH Series 2012 5.00%, 12/01/2028	25	25,142
City of Middleburg Heights OH (Southwest General Health Center Obligated Group) Series 2020 4.00%, 08/01/2041	1,100	1,034,780
Cleveland Department of Public Utilities Division of Public Power AGM Series 2018 5.00%, 11/15/2035	1,100	1,205,831
Cleveland Municipal School District Series 2015-A 5.00%, 12/01/2033	3,000	3,033,859
Cleveland-Cuyahoga County Port Authority (Cleveland-Cuyahoga County Port Authority Flats East Bank TIF District) Series 2021 4.00%, 12/01/2055(a)	500	415,128
County of Allen/OH Hospital Facilities Revenue (Bon Secours Mercy Health, Inc.) Series 2017-A 5.00%, 08/01/2042	1,650	1,734,280
Series 2020 4.00%, 12/01/2040	1,370	1,343,667
County of Cuyahoga OH (MetroHealth System (The)) Series 2017 5.00%, 02/15/2037	1,400	1,445,104
County of Darke OH (Wayne Hospital Co. Obligated Group) Series 2019-A 5.00%, 09/01/2049	190	172,934
County of Franklin OH (Agler Green LP) Series 2002-A 5.65%, 05/20/2032	770	771,350
5.80%, 05/20/2044	1,150	1,151,443

	Principal Amount (000)	U.S. $ Value

County of Franklin OH (First Community Village Obligated Group) Series 2019 5.00%, 07/01/2049	$155	$132,430
County of Hamilton OH (Life Enriching Communities Obligated Group) Series 2012 5.00%, 01/01/2042	1,000	976,916
County of Hamilton OH Sewer System Revenue Series 2013-A 5.00%, 12/01/2031 (Pre-refunded/ETM)	4,305	4,442,010
County of Hardin OH (Ohio Northern University) Series 2020 5.25%, 05/01/2040	500	475,113
County of Marion OH (United Church Homes, Inc. Obligated Group) Series 2019 5.00%, 12/01/2039	200	194,356
County of Montgomery OH (Dayton Children’s Hospital Obligated Group) Series 2021 4.00%, 08/01/2036	1,000	983,658
County of Montgomery OH (Trousdale Foundation Obligated Group) Series 2018-A 6.25%, 04/01/2049(a) (b) (c)	450	169,200
County of Scioto OH (Southern Ohio Medical Center Obligated Group) Series 2016 5.00%, 02/15/2033	1,000	1,035,472
Jefferson County Port Authority/OH (JSW Steel USA Ohio, Inc.) Series 2021 3.50%, 12/01/2051(a)	550	407,567
Miami University/Oxford OH Series 2020-A 5.00%, 09/01/2036	1,000	1,118,771
Series 2021-A 5.00%, 09/01/2028	800	901,535
Ohio Air Quality Development Authority (Duke Energy Corp.) Series 2022 4.25%, 11/01/2039	1,000	1,019,616
Ohio Air Quality Development Authority (Ohio Valley Electric Corp.) Series 2019 3.25%, 09/01/2029	640	616,835
Series 2021 1.50%, 02/01/2026	1,000	927,082
Ohio Higher Educational Facility Commission (Ashtabula County Medical Center Obligated Group) Series 2022 5.25%, 01/01/2047	1,000	1,054,804
5.25%, 01/01/2052	1,000	1,048,548

	Principal Amount (000)	U.S. $ Value

Ohio Higher Educational Facility Commission (Case Western Reserve University) Series 2016 4.00%, 12/01/2033	$3,000	$3,049,615
Ohio Higher Educational Facility Commission (John Carroll University) Series 2022 4.00%, 10/01/2042	2,000	1,813,852
Ohio Higher Educational Facility Commission (Kenyon College) Series 2017 5.00%, 07/01/2034	320	335,518
5.00%, 07/01/2042	3,045	3,151,366
Ohio Higher Educational Facility Commission (University of Dayton) Series 2022 5.00%, 02/01/2044(d)	2,000	2,170,696
Ohio Turnpike & Infrastructure Commission Series 2022 5.00%, 02/15/2039(d)	2,000	2,251,564
Port of Greater Cincinnati Development Authority (St. Xavier High School, Inc./OH) Series 2020 4.00%, 04/01/2040	415	396,620
State of Ohio (Premier Health Partners Obligated Group) Series 2020 4.00%, 11/15/2040	1,310	1,198,448
4.00%, 11/15/2041	725	658,279
Summit County Development Finance Authority Series 2012 5.00%, 12/01/2025 (Pre-refunded/ETM)	2,015	2,028,135
Summit County Development Finance Authority (Summit County Development Finance Authority Lease) Series 2012 5.00%, 12/01/2025	615	618,963
Toledo-Lucas County Port Authority (ParkUToledo, Inc.) Series 2021 4.00%, 01/01/2046	1,000	850,869
University of Akron (The) Series 2014-A 5.00%, 01/01/2032	3,080	3,152,913

		56,968,772

American Samoa – 0.2%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 7.125%, 09/01/2038(a)	140	161,259

	Principal Amount (000)	U.S. $ Value

Arizona – 0.2%
Maricopa County Industrial Development Authority (Benjamin Franklin Charter School Ltd.) Series 2018-A 6.00%, 07/01/2052(a)	$100	$107,610

California – 0.4%
California Pollution Control Financing Authority (Poseidon Resources Channelside LP) Series 2012 5.00%, 07/01/2037(a)	220	220,497
State of California Series 2004 5.25%, 04/01/2029	5	5,013

		225,510

Connecticut – 0.7%
Connecticut State Health & Educational Facilities Authority (University of New Haven, Inc.) Series 2018-K1 5.00%, 07/01/2037	415	416,874

Florida – 2.2%
County of Miami-Dade FL Aviation Revenue Series 2014-A 5.00%, 10/01/2033	1,300	1,337,758

Georgia – 0.2%
Municipal Electric Authority of Georgia Series 2019 5.00%, 01/01/2059	100	101,441

Guam – 2.5%
Antonio B Won Pat International Airport Authority Series 2021-A 3.839%, 10/01/2036	100	86,251
Series 2023 5.25%, 10/01/2031(d)	100	100,964
Guam Government Waterworks Authority Series 2016 5.00%, 01/01/2046	615	632,407
Guam Power Authority Series 2017-A 5.00%, 10/01/2036	150	156,889
5.00%, 10/01/2038	540	562,782

		1,539,293

Indiana – 0.1%
Indiana Finance Authority (Brightmark Plastics Renewal Indiana LLC) Series 2019 7.00%, 03/01/2039(a)	110	87,621

Kansas – 0.4%
Wyandotte County-Kansas City Unified Government (Wyandotte County-Kansas City Unified Government Sales Tax) Series 2018 4.50%, 06/01/2040	275	257,850

	Principal Amount (000)	U.S. $ Value

Michigan – 0.1%
City of Detroit MI Series 2018 5.00%, 04/01/2036	$50	$51,531

New York – 1.8%
Metropolitan Transportation Authority Series 2020-E 5.00%, 11/15/2027	1,000	1,079,125

North Carolina – 0.6%
North Carolina Medical Care Commission (Pennybyrn at Maryfield) Series 2015 5.00%, 10/01/2035	375	375,351

Puerto Rico – 1.7%
Commonwealth of Puerto Rico Series 2021-A Zero Coupon, 07/01/2024	78	72,053
4.00%, 07/01/2033	100	93,460
5.25%, 07/01/2023	18	17,761
5.625%, 07/01/2029	100	107,519
Puerto Rico Electric Power Authority AGM Series 2007-V 5.25%, 07/01/2031	100	101,229
Puerto Rico Highway & Transportation Authority Series 2007-N 5.25%, 07/01/2034	120	121,769
5.25%, 07/01/2036	120	121,498
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026	255	264,216
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2029	100	76,472
Series 2019-A 4.329%, 07/01/2040	70	67,954

		1,043,931

Tennessee – 0.2%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(a)	125	125,275

Texas – 1.9%
City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2018 5.00%, 07/15/2028	215	221,374
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(a)	215	217,984

	Principal Amount (000)	U.S. $ Value

North Texas Tollway Authority (North Texas Tollway System) Series 2015-B 5.00%, 01/01/2034	$700	$732,792

		1,172,150

Total Municipal Obligations (cost $68,006,394)		65,051,351

	Shares

SHORT-TERM INVESTMENTS – 0.7%
Investment Companies – 0.7%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 2.03%(e) (f) (g) (cost $398,258)	398,258	398,258

Total Investments – 107.2% (cost $68,404,652)(h)		65,449,609
Other assets less liabilities – (7.2)%		(4,381,880)

Net Assets – 100.0%		$61,067,729

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	460	01/15/2025	2.565%	CPI#	Maturity	$46,879	$—	$46,879
USD	230	01/15/2025	2.585%	CPI#	Maturity	23,256	—	23,256
USD	230	01/15/2025	2.613%	CPI#	Maturity	23,004	—	23,004
USD	150	01/15/2025	4.028%	CPI#	Maturity	6,371	—	6,371
USD	1,070	01/15/2026	CPI#	3.720%	Maturity	(50,824)	—	(50,824)
USD	700	01/15/2027	CPI#	3.320%	Maturity	(43,694)	—	(43,694)
USD	670	01/15/2027	CPI#	3.466%	Maturity	(35,772)	(797)	(34,975)
USD	530	01/15/2027	CPI#	3.323%	Maturity	(32,984)	—	(32,984)
USD	2,020	01/15/2028	1.230%	CPI#	Maturity	401,533	—	401,533
USD	1,520	01/15/2028	0.735%	CPI#	Maturity	356,871	—	356,871
USD	1,280	01/15/2029	CPI#	3.390%	Maturity	(52,050)	—	(52,050)
USD	770	01/15/2029	CPI#	3.735%	Maturity	(8,869)	—	(8,869)
USD	390	01/15/2029	CPI#	3.290%	Maturity	(19,104)	—	(19,104)
USD	180	01/15/2030	1.572%	CPI#	Maturity	34,349	—	34,349
USD	180	01/15/2030	1.587%	CPI#	Maturity	34,099	—	34,099
USD	400	01/15/2031	2.782%	CPI#	Maturity	34,386	—	34,386
USD	380	01/15/2031	2.680%	CPI#	Maturity	36,528	—	36,528
USD	320	01/15/2031	2.989%	CPI#	Maturity	20,835	—	20,835
USD	320	01/15/2032	CPI#	3.064%	Maturity	(16,811)	—	(16,811)
USD	340	04/15/2032	CPI#	2.909%	Maturity	(22,474)	—	(22,474)

						$735,529	$(797)	$736,326

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	2,600	01/15/2027	1 Day SOFR	2.438%	Annual	$(61,934)	$—	$(61,934)
USD	2,600	01/15/2027	1 Day SOFR	2.518%	Annual	(65,312)	—	(65,312)
USD	1,100	01/15/2027	1 Day SOFR	2.448%	Annual	(25,737)	—	(25,737)
USD	1,000	01/15/2027	1 Day SOFR	2.540%	Annual	(24,207)	—	(24,207)
USD	3,300	01/15/2028	1.468%	1 Day SOFR	Annual	247,002	—	247,002
USD	1,000	01/15/2031	1.427%	3 Month LIBOR	Semi-Annual/ Quarterly	133,039	—	133,039
USD	600	01/15/2031	1.323%	3 Month LIBOR	Semi-Annual/ Quarterly	84,610	—	84,610
USD	1,500	04/15/2032	2.773%	1 Day SOFR	Annual	14,612	—	14,612
USD	500	04/15/2032	3.069%	1 Day SOFR	Annual	(6,692)	—	(6,692)
USD	400	04/15/2032	3.082%	1 Day SOFR	Annual	(5,781)	—	(5,781)
USD	250	02/15/2041	1 Day SOFR	1.657%	Annual	(43,828)	—	(43,828)

						$245,772	$—	$245,772

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	1,175	10/09/2029	1.125%	SIFMA*	Quarterly	$105,835	$—	$105,835

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At August 31, 2022, the aggregate market value of these securities amounted to $1,912,141 or 3.1% of net assets.

(b)	Non-income producing security.
(c)	Defaulted.
(d)	When-Issued or delayed delivery security.
(e)	Affiliated investments.
(f)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(g)	The rate shown represents the 7-day yield as of period end.
(h)

As of August 31, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,876,816 and gross unrealized depreciation of investments was $(3,743,926), resulting in net unrealized depreciation of $(1,867,110).

As of August 31, 2022, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 2.0% and 0.0%, respectively.

Glossary:

AGM – Assured Guaranty Municipal

CPI – Consumer Price Index

ETM – Escrowed to Maturity

LIBOR – London Interbank Offered Rate

SOFR – Secured Overnight Financing Rate

AB Municipal Income Fund II

AB Ohio Portfolio

August 31, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of August 31, 2022:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$65,051,351	$—	$65,051,351
Short-Term Investments	398,258	—	—	398,258

Total Investments in Securities	398,258	65,051,351	—	65,449,609
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	1,018,111	—	1,018,111
Centrally Cleared Interest Rate Swaps	—	479,263	—	479,263
Interest Rate Swaps	—	105,835	—	105,835
Liabilities:
Centrally Cleared Inflation (CPI) Swaps	—	(282,582)	—	(282,582)
Centrally Cleared Interest Rate Swaps	—	(233,491)	—	(233,491)

Total	$398,258	$66,138,487	$—	$66,536,745

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended August 31, 2022 is as follows:

Fund	Market Value 05/31/2022 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 08/31/2022 (000)	Dividend Income (000)
Government Money Market Portfolio	$3,383	$3,180	$6,165	$398	$4